Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Prepayments [Abstract]
Summary of prepayments and other assets	Prepayments and other assets

(in €‘000)	December 31, 2024	December 31, 2023
Current prepayments and other assets	15,282	17,934
Total	15,282	17,934